Earnings Per Share (Details) - Schedule of in Profit for the Years (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of in Profit for the Years [Abstract]
Weighted average of the number of ordinary shares attributable to earnings per share (Diluted)	1,297,864,359	1,297,864,359	1,297,864,359
Diluted earnings per share to equity holders of the parent (in Colombian pesos)	$ 97.08	$ 76.33	$ 365.74